                              [LOGO - NATIONWIDE]


                                       MFS
                                    VARIABLE
                                     ACCOUNT

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1999







                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                               [LOGO-NATIONWIDE]


                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                            [PHOTOGRAPH - PRESIDENT]

                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the MFS Variable Account.

During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 10, 2000

                              MFS VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999



ASSETS:
   Investments at market value:
      MFS Series Trust IV - MFS(R)Money Market Fund (MFSMyMkt)
         44,839,567 shares (cost $44,839,567) .................................  $ 44,839,567
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         5,060,285 shares (cost $69,960,980) ..................................   102,875,587
      Massachusetts Investors Trust - Class A (MFSInvTr)
         2,381,892 shares (cost $38,456,230) ..................................    49,900,636
      MFS(R)Bond Fund - Class A (MFSBdFd)
         1,723,568 shares (cost $22,798,332) ..................................    20,993,061
      MFS(R)Emerging Growth Fund - Class A (MFSEmGro)
         309,109 shares (cost $12,300,453) ....................................    20,583,561
      MFS(R)Growth Opportunities Fund - Class A (MFSGrOpp)
         8,102,643 shares (cost $108,820,607) .................................   154,517,403
      MFS(R)High Income Fund - Class A (MFSHiInc)
         4,176,635 shares (cost $22,232,196) ..................................    20,841,407
      MFS(R)Research Fund - Class A (MFSRsrch)
         1,835,939 shares (cost $35,559,355) ..................................    52,985,206
      MFS(R)Total Return Fund - Class A (MFSTotRe)
         3,735,009 shares (cost $54,334,069) ..................................    51,841,920
      MFS(R)World Governments Fund - Class A (MFSWdGvt)
         381,664 shares (cost $4,106,511) .....................................     3,591,454
      Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
         1,088,111 shares (cost $1,088,111) ...................................     1,088,111
                                                                                -------------
            Total receivable ..................................................   524,057,913
   Accounts receivable ........................................................            16
                                                                                -------------
            Total assets ......................................................   524,057,929
ACCOUNTS PAYABLE ..............................................................        78,945
                                                                                -------------
CONTRACT OWNERS' EQUITY (NOTE 4) .............................................. $ 523,978,984
                                                                                =============

See accompanying notes to financial

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
--------------------------------
STATEMENTS OF OPERATIONS
--------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                 TOTAL                           MFSMyMkt
                                                    ------------------------------    ------------------------------
                                                         1999             1998             1999             1998
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   8,566,936       10,369,909        2,182,838        2,582,102
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................          (6,760)          (7,274)          (1,901)          (2,584)
      Spectrum ..................................      (6,518,341)      (6,596,560)        (626,290)        (687,836)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................       2,041,835        3,766,075        1,554,647        1,891,682
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........     137,636,399      130,394,580       23,621,380       20,441,104
  Cost of mutual fund shares sold ...............    (105,287,343)     (99,402,881)     (23,621,380)     (20,441,104)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........      32,349,056       30,991,699                -                -
  Change in unrealized gain (loss) on investments      22,704,757       18,094,682                -                -
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............      55,053,813       49,086,381                -                -
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................      30,356,218       34,176,159                -                -
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      87,451,866       87,028,615        1,554,647        1,891,682
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      13,486,199       21,666,010          782,924          898,913
  Transfers between funds .......................               -                -        3,148,451        4,471,627
  Redemptions ...................................     (93,890,119)     (86,101,187)     (11,884,305)      (9,288,873)
  Annuity benefits ..............................        (670,897)        (577,607)         (73,068)         (78,290)
  Annual contract maintenance charge (note 2) ...        (241,389)        (219,538)         (37,058)         (39,671)
  Contingent deferred sales charges (note 2) ....        (156,849)        (103,039)         (32,130)         (11,571)
  Adjustments to maintain reserves ..............           1,436         (135,171)          (3,554)         (51,614)
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................     (81,471,619)     (65,470,532)      (8,098,740)      (4,099,479)
                                                    -------------    -------------    -------------    -------------

Net change in contract owners' equity ...........       5,980,247       21,558,083       (6,544,093)      (2,207,797)
Contract owners' equity beginning of period .....     517,998,737      496,440,654       51,419,718       53,627,515
                                                    -------------    -------------    -------------    -------------
Contract owners' equity end of period ...........   $ 523,978,984      517,998,737       44,875,625       51,419,718
                                                    =============    =============    =============    =============

                                                                MFSGrStk                          MFSInvTr
                                                    ------------------------------    ------------------------------
                                                        1999             1998              1999            1998
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................               -           23,643          251,769          455,006
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................          (1,240)          (1,370)            (552)            (512)
      Spectrum ..................................      (1,090,622)        (825,562)        (698,126)        (727,278)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................      (1,091,862)        (803,289)        (446,909)        (272,784)
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........      15,786,263       12,931,854       13,218,357       14,054,623
  Cost of mutual fund shares sold ...............      (9,828,016)      (9,211,452)      (6,960,564)      (8,943,542)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........       5,958,247        3,720,402        6,257,793        5,111,081
  Change in unrealized gain (loss) on investments      15,455,405       11,624,106       (4,553,230)       2,981,251
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............      21,413,652       15,344,508        1,704,563        8,092,332
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................       7,544,492        5,881,907        1,413,976        2,957,888
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      27,866,282       20,423,126        2,671,630       10,777,436
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       3,993,587        3,149,739        1,009,480        1,696,074
  Transfers between funds .......................      10,768,381        6,233,843       (1,193,708)        (555,795)
  Redemptions ...................................     (14,092,092)      (9,503,275)      (9,374,362)      (8,819,189)
  Annuity benefits ..............................         (65,351)         (44,622)         (50,984)         (36,360)
  Annual contract maintenance charge (note 2) ...         (27,619)         (17,039)         (19,536)         (16,463)
  Contingent deferred sales charges (note 2) ....         (21,585)          (8,106)         (17,722)          (6,772)
  Adjustments to maintain reserves ..............         (10,309)         (71,184)           6,257              241
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................         545,012         (260,644)      (9,640,575)      (7,738,264)
                                                    -------------    -------------    -------------    -------------

Net change in contract owners' equity ...........      28,411,294       20,162,482       (6,968,945)       3,039,172
Contract owners' equity beginning of period .....      74,455,073       54,292,591       56,873,438       53,834,266
                                                    -------------    -------------    -------------    -------------
Contract owners' equity end of period ...........     102,866,367       74,455,073       49,904,493       56,873,438
                                                    =============    =============    =============    =============

                                                                     (Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-----------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                               MFSBdFd                        MFSEmGro
                                                    ---------------------------    --------------------------
                                                         1999           1998           1999            1998
                                                    ------------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $  1,654,981      1,859,739              -              -
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................           (111)          (223)             -              -
      Spectrum ..................................       (320,201)      (373,037)      (202,824)      (197,843)
                                                    ------------    -----------    -----------    -----------
    Net investment activity .....................      1,334,669      1,486,479       (202,824)      (197,843)
                                                    ------------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........      7,173,570      8,377,135      7,091,245      6,632,123
  Cost of mutual fund shares sold ...............     (7,284,574)    (7,948,902)    (4,274,435)    (3,476,772)
                                                    ------------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       (111,004)       428,233      2,816,810      3,155,351
  Change in unrealized gain (loss) on investments     (2,051,919)    (1,155,208)     3,965,332        352,115
                                                    ------------    -----------    -----------    -----------
    Net gain (loss) on investments ..............     (2,162,923)      (726,975)     6,782,142      3,507,466
                                                    ------------    -----------    -----------    -----------
  Reinvested capital gains ......................              -         88,925         97,012        148,843
                                                    ------------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (828,254)       848,429      6,676,330      3,458,466
                                                    ------------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................        384,574      1,160,385      1,796,971      1,154,923
  Transfers between funds .......................     (1,297,499)       401,769       (181,944)      (431,140)
  Redemptions ...................................     (5,140,591)    (4,211,550)    (3,808,479)    (3,810,007)
  Annuity benefits ..............................        (75,346)       (47,201)        (3,048)        (2,440)
  Annual contract maintenance charge (note 2) ...        (13,003)       (11,467)        (8,529)        (8,292)
  Contingent deferred sales charges (note 2) ....         (9,288)        (7,214)        (6,544)        (2,556)
  Adjustments to maintain reserves ..............           (228)         1,684            369          7,905
                                                    ------------    -----------    -----------    -----------
      Net equity transactions ...................     (6,151,381)    (2,713,594)    (2,211,204)    (3,091,607)
                                                    ------------    -----------    -----------    -----------

Net change in contract owners' equity ...........     (6,979,635)    (1,865,165)     4,465,126        366,859
Contract owners' equity beginning of period .....     27,972,946     29,838,111     16,118,930     15,752,071
                                                    ------------    -----------    -----------    -----------
Contract owners' equity end of period ...........   $ 20,993,311     27,972,946     20,584,056     16,118,930
                                                    ============    ===========    ===========    ===========


                                                              MFSGrOpp                        MFSHiInc
                                                    ----------------------------    --------------------------
                                                        1999            1998            1999            1998
                                                    ------------    ------------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              -               -      2,242,661      2,551,491
  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................         (1,851)         (1,632)          (163)          (195)
      Spectrum ..................................     (1,764,184)     (1,730,709)      (315,266)      (385,733)
                                                    ------------    ------------    -----------    -----------
    Net investment activity .....................     (1,766,035)     (1,732,341)     1,927,232      2,165,563
                                                    ------------    ------------    -----------    -----------

  Proceeds from mutual fund shares sold .........     29,050,157      26,360,076      9,651,962      9,322,459
  Cost of mutual fund shares sold ...............    (20,434,106)    (18,002,705)    (9,791,758)    (8,501,775)
                                                    ------------    ------------    -----------    -----------
    Realized gain (loss) on investments .........      8,616,051       8,357,371       (139,796)       820,684
  Change in unrealized gain (loss) on investments     16,486,755      10,467,937       (387,891)    (2,867,726)
                                                    ------------    ------------    -----------    -----------
    Net gain (loss) on investments ..............     25,102,806      18,825,308       (527,687)    (2,047,042)
                                                    ------------    ------------    -----------    -----------
  Reinvested capital gains ......................     14,239,127      15,210,020              -              -
                                                    ------------    ------------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     37,575,898      32,302,987      1,399,545        118,521
                                                    ------------    ------------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      2,492,192       7,638,546        331,911      1,174,207
  Transfers between funds .......................     (3,229,327)     (2,801,413)    (1,601,990)    (1,577,321)
  Redemptions ...................................    (22,992,059)    (23,389,524)    (4,814,330)    (5,316,140)
  Annuity benefits ..............................       (166,195)       (151,243)       (87,932)       (91,832)
  Annual contract maintenance charge (note 2) ...        (70,423)        (65,520)       (16,665)       (18,489)
  Contingent deferred sales charges (note 2) ....        (30,048)        (26,490)        (8,379)        (5,958)
  Adjustments to maintain reserves ..............        (12,497)         74,516         16,018         15,656
                                                    ------------    ------------    -----------    -----------
      Net equity transactions ...................    (24,008,357)    (18,721,128)    (6,181,367)    (5,819,877)
                                                    ------------    ------------    -----------    -----------

Net change in contract owners' equity ...........     13,567,541      13,581,859     (4,781,822)    (5,701,356)
Contract owners' equity beginning of period .....    140,949,392     127,367,533     25,653,603     31,354,959
                                                    ------------    ------------    -----------    -----------
Contract owners' equity end of period ...........    154,516,933     140,949,392     20,871,781     25,653,603
                                                    ============    ============    ===========    ===========

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                       MFSRsrch                        MFSTotRe
                                                    ---------------------------    --------------------------
                                                         1999           1998           1999            1998
                                                    ------------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        $     -              -      1,900,797      2,489,803

  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................           (779)          (639)          (163)          (119)
      Spectrum ..................................       (658,747)      (682,488)      (772,092)      (891,862)
                                                    ------------    -----------    -----------    -----------
    Net investment activity .....................       (659,526)      (683,127)     1,128,542      1,597,822
                                                    ------------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........     14,315,650     13,014,940     15,478,371     15,210,192
  Cost of mutual fund shares sold ...............     (7,063,124)    (7,349,389)   (13,603,307)   (11,393,719)
                                                    ------------    -----------    -----------    -----------
    Realized gain (loss) on investments .........      7,252,526      5,665,551      1,875,064      3,816,473
  Change in unrealized gain (loss) on investments       (227,551)     3,200,984     (5,730,615)    (6,519,824)
                                                    ------------    -----------    -----------    -----------
    Net gain (loss) on investments ..............      7,024,975      8,866,535     (3,855,551)    (2,703,351)
                                                    ------------    -----------    -----------    -----------
  Reinvested capital gains ......................      3,686,963      1,963,781      3,374,648      7,924,795
                                                    ------------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     10,052,412     10,147,189        647,639      6,819,266
                                                    ------------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      1,672,547      2,457,685        946,201        902,584
  Transfers between funds .......................     (2,490,592)    (2,366,157)    (3,370,521)    (1,753,702)
  Redemptions ...................................     (9,391,456)    (8,304,556)   (10,996,606)   (11,867,669)
  Annuity benefits ..............................        (50,346)       (53,782)       (90,215)       (62,970)
  Annual contract maintenance charge (note 2) ...        (17,954)       (14,862)       (25,741)       (22,436)
  Contingent deferred sales charges (note 2) ....         (8,945)       (11,114)       (19,527)       (19,514)
  Adjustments to maintain reserves ..............         26,933         17,075        (22,524)      (134,203)
                                                    ------------    -----------    -----------    -----------
      Net equity transactions ...................    (10,259,813)    (8,275,711)   (13,578,933)   (12,957,910)
                                                    ------------    -----------    -----------    -----------

Net change in contract owners' equity ...........       (207,401)     1,871,478    (12,931,294)    (6,138,644)
Contract owners' equity beginning of period .....     53,235,629     51,364,151     64,589,879     70,728,523
                                                    ------------    -----------    -----------    -----------
Contract owners' equity end of period ...........   $ 53,028,228     53,235,629     51,658,585     64,589,879
                                                    ============    ===========    ===========    ===========

                                                            MFSWdGvt                     NSATMyMkt
                                                    ------------------------    ------------------------
                                                        1999          1998         1999          1998
                                                    ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      276,355       331,281        57,535        76,844

  Mortality, expense and administration
    charges (note 2):
      Non-Spectrum ..............................            -             -             -             -
      Spectrum ..................................      (54,080)      (74,693)      (15,909)      (19,519)
                                                    ----------    ----------    ----------    ----------
    Net investment activity .....................      222,275       256,588        41,626        57,325
                                                    ----------    ----------    ----------    ----------

  Proceeds from mutual fund shares sold .........    1,893,444     3,720,395       356,000       329,679
  Cost of mutual fund shares sold ...............   (2,070,079)   (3,803,842)     (356,000)     (329,679)
                                                    ----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........     (176,635)      (83,447)            -             -
  Change in unrealized gain (loss) on investments     (251,529)       11,047             -             -
                                                    ----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............     (428,164)      (72,400)            -             -
                                                    ----------    ----------    ----------    ----------
  Reinvested capital gains ......................            -             -             -             -
                                                    ----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     (205,889)      184,188        41,626        57,325
                                                    ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       60,934     1,419,862        14,878        13,092
  Transfers between funds .......................     (524,193)   (1,619,685)      (27,058)       (2,026)
  Redemptions ...................................   (1,094,100)   (1,282,444)     (301,739)     (307,960)
  Annuity benefits ..............................       (8,412)       (8,867)            -             -
  Annual contract maintenance charge (note 2) ...       (3,111)       (3,409)       (1,750)       (1,890)
  Contingent deferred sales charges (note 2) ....         (539)       (1,880)       (2,142)       (1,864)
  Adjustments to maintain reserves ..............        1,038         4,802           (67)          (49)
                                                    ----------    ----------    ----------    ----------
      Net equity transactions ...................   (1,568,383)   (1,491,621)     (317,878)     (300,697)
                                                    ----------    ----------    ----------    ----------

Net change in contract owners' equity ...........   (1,774,272)   (1,307,433)     (276,252)     (243,372)
Contract owners' equity beginning of period .....    5,365,936     6,673,369     1,364,193     1,607,565
                                                    ----------    ----------    ----------    ----------
Contract owners' equity end of period ...........    3,591,664     5,365,936     1,087,941     1,364,193
                                                    ==========    ==========    ==========    ==========


See accompanying notes to financial statements.

                              MFS VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

              MFS Series Trust IV - MFS(R)Money Market Fund (MFSMyMkt)

              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

              Massachusetts Investors Trust - Class A (MFSInvTr)

              MFS(R)Bond Fund - Class A (MFSBdFd)

              MFS(R)Emerging Growth Fund - Class A (MFSEmGro)

              MFS(R)Growth Opportunities Fund - Class A (MFSGrOpp)

              MFS(R)High Income Fund - Class A (MFSHiInc)

              MFS(R)Research Fund - Class A (MFSRsrch)

              MFS(R)Total Return Fund - Class A (MFSTotRe)

              MFS(R)World Governments Fund - Class A (MFSWdGvt)

              Nationwide Separate Account Trust - Money Market Fund (NSATMyMkt)
                (managed for a fee by an affiliated investment advisor)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Internal Revenue Service issued Rev. Rul. 81-225 on September 25, 1981 and IR-82-19 on February 3, 1982. The effect of Rev. Rul. 81-225 was to treat non-tax qualified contract holders, who purchased contracts or made purchase payments after December 31, 1980, as the owners of the underlying mutual fund shares for Federal income tax purposes. However, for 1981, IR-82-19 did provide limited relief from the ruling. Therefore, the Company maintained a capital gain reserve liability, for all realized and unrealized capital gains existing on or before December 31, 1981.

         During 1982 and most of 1983, the Company continued to maintain contract values which reflected a capital gain reserve liability for those contracts and contract values affected by Rev. Rul. 81-225. On December 16, 1983, the Company adjusted the affected (81-225) contract values in order to treat the respective contract owners as the owners of the underlying shares for Federal income tax purposes, as intended by the ruling. As a result of this adjustment, contract owners' equity was restored with amounts previously deducted to maintain the capital gain reserve liability.

         Because of the aforementioned, the Company no longer provides for income taxes within the Account. Presently, taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

                              MFS VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(2)  EXPENSES

     Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owner's contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered; no sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999, for each series, in both the accumulation and payout phases. Due to the nature of money market funds, an 81-225 adjustment (See note 1(d)) was not required for either the MFS Series Trust IV - MFS(R) Money Market Fund or the Nationwide Separate Account Trust - Money Market Fund.

                                                                                                               ANNUAL
     Contract owners' equity represented by:                  UNITS                  UNIT VALUE                RETURN*
                                                             --------               -----------                -------
      Contracts in accumulation phase:
         MFS Series Trust IV -
         MFS(R)Money Market Fund:
            Non-tax qualified                                   1,494               $ 39.388969     $   58,847          4%
            Tax qualified spectrum                            836,061                 33.286752     27,829,755          3%
            Non-tax qualified spectrum                        499,340                 33.309883     16,632,957          3%

         Massachusetts Investors Growth
         Stock Fund - Class A:
            Non-tax qualified                                     706                264.338201        186,623         37%
            Tax qualified spectrum                            281,457                277.213327     78,023,631         37%
            Non-tax qualified spectrum                         98,328                235.229678     23,129,664         37%
            Non-tax qualified spectrum (81-225)                 3,994                256.252391      1,023,472         37%

         Massachusetts Investors Trust - Class A:
            Non-tax qualified                                     289                199.617423         57,689          6%
            Tax qualified spectrum                            235,642                168.230713     39,642,222          6%
            Non-tax qualified spectrum                         63,779                150.943364      9,627,017          6%
            Non-tax qualified spectrum (81-225)                   982                160.362369        157,476          6%

         MFS(R) Bond Fund - Class A:
            Non-tax qualified                                      56                 57.457644          3,218         (3)%
            Tax qualified spectrum                            296,161                 48.832757     14,462,358         (3)%
            Non-tax qualified spectrum                        124,805                 48.792845      6,089,591         (3)%
            Non-tax qualified spectrum (81-225)                   784                 48.983649         38,403         (3)%

         MFS(R)Emerging Growth Fund - Class A:
            Tax qualified spectrum                            276,955                 74.260820     20,566,905         48%

         MFS(R)Growth Opportunities Fund - Class A:
            Non-tax qualified                                   1,102                256.397950        282,551         31%
            Tax qualified spectrum                            540,025                236.283783    127,599,150         31%
            Non-tax qualified spectrum                        114,789                200.709590     23,039,253         31%
            Non-tax qualified spectrum (81-225)                 9,598                221.460448      2,125,577         31%

         MFS(R)High Income Fund - Class A:
            Non-tax qualified                                     217                 76.334509         16,565          6%
            Tax qualified spectrum                            214,222                 66.310941     14,205,262          6%
            Non-tax qualified spectrum                         91,528                 65.304939      5,977,230          6%
            Non-tax qualified spectrum (81-225)                 4,190                 66.310941        277,843          6%



                                                                     (Continued)
                                       11

                              MFS VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                                               ANNUAL
                                                               UNITS                 UNIT VALUE                RETURN*
                                                               -----                 ----------                -------

         MFS(R) Research Fund - Class A:
            Non-tax qualified                                     434                221.469939         96,118         23%
            Tax qualified spectrum                            186,365                216.708566     40,386,892         22%
            Non-tax qualified spectrum                         62,991                189.353287     11,927,553         22%
            Non-tax qualified spectrum (81-225)                 1,216                214.179022        260,442         22%

         MFS(R)Total Return Fund - Class A:
            Tax qualified spectrum                            359,370                109.920643     39,502,181          1%
            Non-tax qualified spectrum                        109,211                106.399516     11,619,998          1%
            Non-tax qualified spectrum (81-225)                 1,014                108.851257        110,375          1%

         MFS(R)World Governments Fund - Class A:
            Tax qualified spectrum                             63,386                 49.309941      3,125,560         (5)%
            Non-tax qualified spectrum                          8,381                 48.073994        402,908         (5)%
            Non-tax qualified spectrum (81-225)                   367                 49.233289         18,069         (5)%

         Nationwide Separate Account Trust -
         Money Market Fund:
            Tax qualified spectrum                             20,531                 25.451018        522,535          3%
            Non-tax qualified spectrum                         22,201                 25.467570        565,406          3%
                                                             ========                ==========

      Reserves for annuity contracts in payout phase:
            Tax qualified                                                                               74,006
            Non-tax qualified                                                                           26,228
            Tax qualified spectrum                                                                   2,980,540
            Non-tax qualified spectrum                                                               1,306,914
                                                                                                    ----------
                                                                                                 $ 523,978,984
                                                                                                 =============




* The annual return does not include contract charges satisfied by surrendering units.

                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of MFS Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000





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                                                                 ---------------
NATIONWIDE LIFE INSURANCE COMPANY                                  Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220     U.S. Postage
                                                                      PAID
                                                                 Columbus, Ohio
                                                                 Permit No. 521
                                                                 ---------------










Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company